ESTIMATION OF FAIR VALUE	12 Months Ended
Dec. 31, 2022
Disclosure of estimations of fair value [abstract]
ESTIMATION OF FAIR VALUE

NOTE 5 – ESTIMATION OF FAIR VALUE

The fair value of the financial assets and liabilities traded in active markets (such as financial assets in debt securities, equity securities and derivatives actively listed in stock exchanges or interbank markets) is based on dirty prices supplied by a price vendor. A dirty price includes accrued unpaid interest on the security, from the date of issuance or last payment of interest, up the date at which the  security is valued.

An active market is a market where transactions for assets or liabilities are carried out with sufficient frequency and volume in order to provide price information on an ongoing basis. The fair value of financial assets and liabilities that are not traded in an active market is determined through appraisal techniques determined by the price supplier or by the management of Grupo Aval’s entities. Appraisal techniques used for non-standardized financial instruments such as options, foreign exchange swaps and derivatives of the over-the-counter market, which include the use of interest rate or currency assessment curves built by providers and extrapolated to the specific conditions of the instrument being appraised, discounted cash flow analysis, options pricing models and other valuation techniques commonly used by market participants who rely mostly on market data and the least possible on specific data of entities.

Grupo Aval may use models developed internally for financial instruments with no active markets. These models are usually based on valuation techniques and methods generally standardized in the financial sector. The valuation models are mainly used for appraising financial equity instruments not listed on the stock exchange, debt certificates and other debt instruments for which the markets were or have been inactive during the financial period. Some inputs of these models may not be observable in the market and are therefore estimated based on assumptions.

The output of a model is always an estimate or approximation of a value that cannot be determined with certainty, and the valuation techniques used may not fully reflect all the factors relevant to the positions of Grupo Aval. Therefore, the appraisals are adjusted, if necessary, to allow for additional factors, including country risk, liquidity risks and counterparty risks.

The fair value hierarchy has the following levels:

●	Level 1 inputs are quoted prices (unadjusted) in active markets for assets or liabilities identical to those which the entity can access as of the date of measurement.
●	Level 2 inputs are inputs different than quoted prices included in Level 1 that are observable for the asset or liability, whether directly or indirectly in non-active markets.
●	Level 3 inputs are unobservable inputs for the asset or liability.

The level in the fair value hierarchy within which fair value measurement is classified in whole is determined based on the input of the lowest level that is most significant for measuring its total fair value. For such purpose, the relevance of an input is assessed in connection with the measurement of the total fair value. Financial instruments that are listed in markets that are not deemed active, but which are valued based in accordance with quoted market prices, quotes from price vendors or alternative price sources supported by observable inputs, are classified in Level 2.

If a fair value measurement uses observable inputs that require significant adjustments based on unobservable inputs, this measurement is classified as Level 3. The assessment of the importance of a particular input to the measurement of fair value in whole requires judgment, taking into account specific factors of the asset or liability.

Determining what is deemed as ‘observable’ requires a significant judgment by Grupo Aval. Grupo Aval considers as observable data the market data which is already available, distributed or updated by the price suppliers, and it is reliable and verifiable, with no property rights, and provided by independent sources which are actively involved in the reference market.

5.1          Measurements of Fair Value on a Recurring Basis

Measurements of fair value on a recurring basis are those required or allowed in statement of financial position at the end of each accounting period.

The following table presents an analysis, within the hierarchy of fair value, of Grupo Aval´s assets and liabilities (by class), measured at fair value as of December 31, 2022 and 2021, on a recurring basis.

December 31, 2022

	Level 1		Level 2		Level 3		Total
Assets

Trading investments
Securities issued or secured by Colombian Government	Ps.	2,536,952	Ps.	284,449	Ps.	—	Ps.	2,821,401
Securities issued or secured by other Colombian Government entities		—		194,150		—		194,150
Securities issued or secured by foreign Governments		—		57,600		—		57,600
Securities issued or secured by other financial entities		—		651,807		—		651,807
Securities issued or secured by non-financial sector entities		—		11,349		—		11,349
Others		—		24,580		—		24,580
Total trading investments	Ps.	2,536,952	Ps.	1,223,935	Ps.	—	Ps.	3,760,887
Investments in debt securities at fair value through profit or loss
Others		—		—		1,378		1,378
Total investments in debt securities at fair value through profit or loss	Ps.	2,536,952	Ps.	1,223,935	Ps.	1,378	Ps.	3,762,265
Investments in debt securities at fair value through OCI
Securities issued or secured by Colombian Government	Ps.	12,592,025	Ps.	2,960,847	Ps.	—	Ps.	15,552,872
Securities issued or secured by other Colombian Government entities		510,913		278,335		—		789,248

	Level 1		Level 2		Level 3		Total
Securities issued or secured by foreign Governments		1,622,089		1,774,366		—		3,396,455
Securities issued or secured by central banks		—		194,098		—		194,098
Securities issued or secured by other financial entities		—		1,622,899		5		1,622,904
Securities issued or secured by non-financial sector entities		—		53,807		—		53,807
Others		1,796		850,625		—		852,421
Total investments in debt securities at fair value through OCI	Ps.	14,726,823	Ps.	7,734,977	Ps.	5	Ps.	22,461,805
Total investments in debt securities	Ps.	17,263,775	Ps.	8,958,912	Ps.	1,383	Ps.	26,224,070

Equity securities
Trading equity securities	Ps.	4,040	Ps.	4,338,026	Ps.	1,697,049	Ps.	6,039,115
Investments in equity through OCI		871,149		352		605,231		1,476,732
Total equity securities	Ps.	875,189	Ps.	4,338,378	Ps.	2,302,280	Ps.	7,515,847

Held for trading derivatives
Currency forward	Ps.	—	Ps.	1,227,660	Ps.	—	Ps.	1,227,660
Debt securities forward		—		4,418		—		4,418
Interest rate swap		—		524,528		—		524,528
Currency swap		—		157,747		—		157,747
Currency options		—		127,052		—		127,052
Total held for trading derivatives	Ps.	—	Ps.	2,041,405	Ps.	—	Ps.	2,041,405
Hedging derivatives
Currency forward		—		4,830		—		4,830
Interest rate swap		—		16,024		—		16,024
Total hedging derivatives	Ps.	—	Ps.	20,854	Ps.	—	Ps.	20,854
Other account receivables
Financial assets in concession contracts		—		—		3,507,231		3,507,231
Total other account receivables designated at fair value	Ps.	—	Ps.	—	Ps.	3,507,231	Ps.	3,507,231
Non- financial assets
Biological assets		—		—		212,630		212,630
Investment properties		—		—		880,963		880,963
Total non- financial assets	Ps.	—	Ps.	—	Ps.	1,093,593	Ps.	1,093,593
Total assets at fair value on recurring basis	Ps.	18,138,964	Ps.	15,359,549	Ps.	6,904,487	Ps.	40,403,000

Liabilities
Trading derivatives
Currency forward	Ps.	—	Ps.	885,933	Ps.	—	Ps.	885,933
Debt securities forward		—		5,248		—		5,248
Interest rate futures		2,107		—		—		2,107
Interest rate swap		—		608,288		—		608,288
Currency swap		—		112,600		—		112,600
Currency options		—		143,430		—		143,430
Total trading derivatives	Ps.	2,107	Ps.	1,755,499	Ps.	—	Ps.	1,757,606
Hedging derivatives
Currency forward	Ps.	—	Ps.	1,553	Ps.	—	Ps.	1,553
Interest rate swap		—		2,015		—		2,015
Total hedging derivatives	Ps.	—	Ps.	3,568	Ps.	—	Ps.	3,568
Total liabilities at fair value on recurring basis	Ps.	2,107	Ps.	1,759,067	Ps.	—	Ps.	1,761,174

December 31, 2021

	Level 1		Level 2		Level 3		Total
Assets

Trading investments
Securities issued or secured by Colombian Government	Ps.	2,244,069	Ps.	513,883	Ps.	—	Ps.	2,757,952
Securities issued or secured by other Colombian Government entities		—		249,510		—		249,510
Securities issued or secured by foreign Governments		—		150,962		62,901		213,863
Securities issued or secured by other financial entities		—		1,476,476		—		1,476,476
Securities issued or secured by non-financial sector entities		—		9,388		—		9,388
Others		—		34,098		—		34,098
Total trading investments	Ps.	2,244,069	Ps.	2,434,317	Ps.	62,901	Ps.	4,741,287
Investments in debt securities at fair value through profit or loss
Others		—		—		—		—

	Level 1		Level 2		Level 3		Total
Total investments in debt securities at fair value through profit or loss	Ps.	2,244,069	Ps.	2,434,317	Ps.	62,901	Ps.	4,741,287
Investments in debt securities at fair value through OCI
Securities issued or secured by Colombian Government	Ps.	10,638,542	Ps.	5,433,220	Ps.	—	Ps.	16,071,762
Securities issued or secured by other Colombian Government entities		108,028		714,886		—		822,914
Securities issued or secured by foreign Governments		1,324,236		11,408,428		—		12,732,664
Securities issued or secured by central banks		—		1,857,718		—		1,857,718
Securities issued or secured by other financial entities		—		4,186,830		18,094		4,204,924
Securities issued or secured by non-financial sector entities		—		737,710		—		737,710
Others		52,466		1,005,882		7,826		1,066,174
Total investments in debt securities at fair value through OCI	Ps.	12,123,272	Ps.	25,344,674	Ps.	25,920	Ps.	37,493,866
Total investments in debt securities	Ps.	14,367,341	Ps.	27,778,991	Ps.	88,821	Ps.	42,235,153

Equity securities
Trading equity securities	Ps.	6,404	Ps.	3,807,594	Ps.	1,268,576	Ps.	5,082,574
Investments in equity through OCI		1,313,152		4,395		88,588		1,406,135
Total equity securities	Ps.	1,319,556	Ps.	3,811,989	Ps.	1,357,164	Ps.	6,488,709

Held for trading derivatives
Currency forward	Ps.	—	Ps.	851,109	Ps.	—	Ps.	851,109
Debt securities forward		—		1,099		—		1,099
Interest rate swap		—		208,440		—		208,440
Currency swap		—		39,589		—		39,589
Currency options		—		62,191		—		62,191
Index future		481		—		—		481
Total held for trading derivatives	Ps.	481	Ps.	1,162,428	Ps.	—	Ps.	1,162,909
Hedging derivatives
Currency forward		—		6,677		—		6,677
Interest rate swap		—		27,579		—		27,579
Currency swap		—		9,992		—		9,992
Total hedging derivatives	Ps.	—	Ps.	44,248	Ps.	—	Ps.	44,248
Other account receivables
Financial assets in concession contracts		—		—		3,228,480		3,228,480
Total other account receivables designated at fair value	Ps.	—	Ps.	—	Ps.	3,228,480	Ps.	3,228,480
Non- financial assets
Biological assets		—		—		154,986		154,986
Investment properties		—		—		852,935		852,935
Total non- financial assets	Ps.	—	Ps.	—	Ps.	1,007,921	Ps.	1,007,921
Total assets at fair value on recurring basis	Ps.	15,687,378	Ps.	32,797,656	Ps.	5,682,386	Ps.	54,167,420

Liabilities
Trading derivatives
Currency forward	Ps.	—	Ps.	659,871	Ps.	—	Ps.	659,871
Debt securities forward		—		3,014		—		3,014
Index futures		4,972		—		—		4,972
Interest rate swap		—		230,862		—		230,862
Currency swap		—		72,044		—		72,044
Currency options		—		79,147		—		79,147
Total trading derivatives	Ps.	4,972	Ps.	1,044,938	Ps.	—	Ps.	1,049,910
Hedging derivatives
Currency forward	Ps.	—	Ps.	33,160	Ps.	—	Ps.	33,160
Interest rate swap		—		22,653		—		22,653
Total hedging derivatives	Ps.	—	Ps.	55,813	Ps.	—	Ps.	55,813
Total liabilities at fair value on recurring basis	Ps.	4,972	Ps.	1,100,751	Ps.	—	Ps.	1,105,723

5.1.1.          Trading assets in debt securities pledged as collateral

The following is a list of held-for-trading financial assets that are being used as collateral in repo operations, pledged as collateral for transactions with financial instruments, or pledged to third parties as collateral to secure financial obligations with other banks.

	December 31, 2022
	Level 1		Level 2		Level 3		Total
Pledged as collateral in money market operations
Securities issued or secured by Colombian Government	Ps.	1,803,296	Ps.	137,298	Ps.	—	Ps.	1,940,594
Securities issued or secured by other Colombian Government entities		—		1,006		—		1,006
Securities issued or secured by other financial entities		—		4,980		—		4,980
	Ps.	1,803,296	Ps.	143,284	Ps.	—	Ps.	1,946,580

Pledged as collateral to special entities such as CRCC, BR and BVC (*)
Securities issued or secured by Colombian Government	Ps.	52,153	Ps.	—	Ps.	—	Ps.	52,153
	Ps.	52,153	Ps.	—	Ps.	—	Ps.	52,153

Pledged as collateral in operations with derivative instruments
Securities issued or secured by Colombian Government	Ps.	1,292	Ps.	—	Ps.	—	Ps.	1,292
	Ps.	1,292	Ps.	—	Ps.	—	Ps.	1,292
	Ps.	1,856,741	Ps.	143,284	Ps.	—	Ps.	2,000,025

(*)    Cámara de Riesgo Central de Contraparte (“CRCC”), Banco de la República (“BR”) and Bolsa de Valores de Colombia (“BVC”)

	December 31, 2021
	Level 1		Level 2		Level 3		Total
Pledged as collateral in money market operations
Securities issued or secured by foreign Governments	Ps.	—	Ps.	36,005	Ps.	—	Ps.	36,005
Securities issued or secured by Colombian Government		1,722,648		253,834		—		1,976,482
Securities issued or secured by other financial entities		—		205,634		—		205,634
	Ps.	1,722,648	Ps.	495,473	Ps.	—	Ps.	2,218,121
Pledged as collateral to special entities such as CRCC, BR and BVC (*)
Securities issued or secured by Colombian Government	Ps.	20,444	Ps.	—	Ps.	—	Ps.	20,444
	Ps.	20,444	Ps.	—	Ps.	—	Ps.	20,444
	Ps.	1,743,092	Ps.	495,473	Ps.	—	Ps.	2,238,565

(*)    Cámara de Riesgo Central de Contraparte (“CRCC”), Banco de la República (“BR”) and Bolsa de Valores de Colombia (“BVC”)

5.1.2          Investment in debt at FVOCI securities pledged as collateral

The following is a list of debt securities at FVOCI that are being used as collateral in repo operations, pledged as collateral for transactions with financial instruments, or pledged to third parties as collateral to secure financial obligations with other banks.

	December 31, 2022
	Level 1		Level 2		Level 3		Total
Pledged as collateral in money market operations
Securities issued or secured by central banks	Ps.	—	Ps.	39,212	Ps.	—	Ps.	39,212
Securities issued or secured by foreign Governments		1,376,551		275,245		—		1,651,796
Securities issued or secured by Colombian Government		3,718,431		696,435		—		4,414,866
Securities issued or secured by other Colombian Government entities		138,474		37,047		—		175,521
Securities issued or secured by other financial entities		—		89,982		—		89,982
Securities issued or secured by non-financial sector entities		—		32,955		—		32,955
Others		—		163,156		—		163,156
	Ps.	5,233,456	Ps.	1,334,032	Ps.	—	Ps.	6,567,488

	December 31, 2022
	Level 1		Level 2		Level 3		Total
Pledged as collateral in operations with derivative instruments
Securities issued or secured by Colombian Government	Ps.	10,177	Ps.	—	Ps.	—	Ps.	10,177
	Ps.	10,177	Ps.	—	Ps.	—	Ps.	10,177
Pledged as collateral to special entities such as CRCC, BR and BVC (*)
Securities issued or secured by Colombian Government	Ps.	1,145,747	Ps.	—	Ps.	—	Ps.	1,145,747
	Ps.	1,145,747	Ps.	—	Ps.	—	Ps.	1,145,747
	Ps.	6,389,380	Ps.	1,334,032	Ps.	—	Ps.	7,723,412

(*) Cámara de Riesgo Central de Contraparte (“CRCC”), Banco de la República (“BR”) and Bolsa de Valores de Colombia (“BVC”)

	December 31, 2021
	Level 1		Level 2		Level 3		Total
Pledged as collateral in money market operations
Securities issued or secured by central banks	Ps.	—	Ps.	37,797	Ps.	—	Ps.	37,797
Securities issued or secured by foreign Governments		1,091,388		143,630		—		1,235,018
Securities issued or secured by Colombian Government		4,659,290		880,629		—		5,539,919
Securities issued or secured by other Colombian Government entities		9,002		59,303		—		68,305
Securities issued or secured by other financial entities		—		435,588		—		435,588
Securities issued or secured by non-financial sector entities		—		4,927		—		4,927
Others		52,466		138,987		—		191,453
	Ps.	5,812,146	Ps.	1,700,861	Ps.	—	Ps.	7,513,007
Pledged as collateral in operations with derivative instruments
Securities issued or secured by Colombian Government	Ps.	11,155	Ps.	—	Ps.	—	Ps.	11,155
	Ps.	11,155	Ps.	—	Ps.	—	Ps.	11,155
Pledged as collateral to special entities such as CRCC, BR and BVC (*)
Securities issued or secured by Colombian Government	Ps.	912,559	Ps.	18,920	Ps.	—	Ps.	931,479
	Ps.	912,559	Ps.	18,920	Ps.	—	Ps.	931,479
	Ps.	6,735,860	Ps.	1,719,781	Ps.	—	Ps.	8,455,641

(*) Cámara de Riesgo Central de Contraparte (“CRCC”), Banco de la República (“BR”) and Bolsa de Valores de Colombia (“BVC”)

5.2          Items Measured at Fair Value on a Non-Recurring Basis

Grupo Aval is required on a nonrecurring basis to adjust the carrying value of certain assets and liabilities or provide valuation allowances. These assets or liabilities primarily include impaired collateralized loans and non-current assets held for sale. The fair value of these assets which are classified as Level 3 are determined using pricing models, discounted cash flow methodologies, current replacement cost or similar techniques, using internal models or external experts with sufficient experience and knowledge of the real estate market or of assets being appraised. Generally, these appraisals are carried out by references to market data or based on the replacement cost, when sufficient market data is not available.

The following table presents Grupo Aval’s assets and liabilities, classified within the fair value hierarchy, which are measured on a nonrecurring basis as of December 31, 2022 and 2021 at fair value less cost of sale:

	Level 1		Level 2		Level 3		Total
December 31, 2022
Impaired collateralized loans	Ps.	—	Ps.	—	Ps.	1,740,705	Ps.	1,740,705
Non- current assets held for sale		—		—		92,830		92,830
	Ps.	—	Ps.	—	Ps.	1,833,535	Ps.	1,833,535

	Level 1		Level 2		Level 3		Total
December 31, 2021
Impaired collateralized loans	Ps.	—	Ps.	—	Ps.	1,959,513	Ps.	1,959,513
Non- current assets held for sale		—		—		208,426		208,426
	Ps.	—	Ps.	—	Ps.	2,167,939	Ps.	2,167,939

5.3          Fair Value determination

The following tables provide information about valuation techniques and significant inputs when measuring fair value on a recurring basis for assets and liabilities, with fair value hierarchy classification of level 2 or level 3.

Level 2 instruments are those which are valued using inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly.

The following table provides information about valuation techniques and significant inputs when measuring fair value on a recurring basis for assets and liabilities classified as level 2.

ASSETS AND LIABILITIES	Valuation technique Level 2	Significant inputs
Investments in debt securities at fair value
In Colombian Pesos
Securities issued or secured by the Colombian Government Securities issued or secured by other financial entities Securities issued or secured by non-financial sector entities Others	Income approach Market approach	Theoretical price / estimated price(1) Average price / market price(2)
Securities issued or secured by other Colombian Government entities	Income approach Market approach	Theoretical price / estimated price(1) Yield and margin Average price / market price(2)
In Foreign Currency
Securities issued or secured by the Colombian Government	Income approach Market approach	Theoretical price / estimated price(1) Average price / market price(2)
Securities issued or secured by foreign Governments	Income approach Market approach	Discounted cash flows using yields from similar securities outstanding Bloomberg Generic Market price(2)
Securities issued or secured by central banks	Market approach	Bloomberg Generic
Securities issued or secured by other financial entities Others	Income approach Market approach	Theoretical price / estimated price(1) Discounted cash flows using yields from similar securities outstanding Bloomberg Generic Market price(2)
Securities issued or secured by non-financial sector entities	Income approach Market approach	Theoretical price / estimated price(1) Discounted cash flows using yields from similar securities outstanding Market price(2)
Equity securities
Corporate stock	Market approach	Estimated prices(1)
Investment funds (2)	Market approach	Market value of underlying assets, less management and administrative fees
Trading derivatives
Foreign currency forward	Income approach Market approach	Discounted cash flow FWD points, discount rates of different currencies and Spot exchange rates Cash exchange rate and interest rate US$ and CRC

ASSETS AND LIABILITIES	Valuation technique Level 2	Significant inputs
TRM, curves and market price(2)
Debt securities forward	Income approach	Discounted cash flow
Interest rate swap Cross currency swap	Income approach Market approach	Discounted cash flow IBR and fixed rate
Currency options	Income approach Market approach	Discounted cash flow Black&Sholes&Merton model TRM, delta rates interest
Hedging derivatives
Currency forward	Income approach Market approach	Discounted cash flow TRM, curves
Interest rate swap	Income approach Market approach	Discounted cash flow Curves
(1)	Estimated Price: A valuation model based on information obtained from a price vendor when it is not able to supply quoted prices (unadjusted) for each security. This model is the basis for the construction of the valuation margin of the securities that is represented on the assigned curve or reference rate. This margin remains constant on the assigned curve or reference rate when calculating the theoretical valuation price.
(2)	Quoted market prices (i.e. obtained from price vendors). The subsidiary Porvenir S. A. according to Colombian rules is required to invest to 1% of its total assets under management from severance and mandatory pension funds.

The following table provides information about valuation techniques and significant unobservable inputs when measuring Level 3 assets and liabilities at recurring fair value.

ASSETS	Valuation technique Level 3	Significant inputs
Investments in debt securities at fair value
In Colombian Pesos
Others	Income approach	Yield and margin
In Foreign Currency
Securities issued or secured by other financial entities	Income approach	Discounted cash flows using yields from similar securities outstanding. Internal rate os return
Equity securities
Investments in equity securities(1.1)	Discounted cash flow Comparable Multiples	- Growth in values after 5 years - Income - Discount interest rates - Multiple of EBITDA
Investments in equity securities through profit or loss - Nexus(1.2)	Market Comparison Initial capitalization ratio Market Income Cash Flow Discount Rate	Market Comparison Initial capitalization ratio Market Income Cash Flow Discount Rate
Other financial assets
Assets under concession contracts	Discounted cash flow

- Free-cash flow from concession contracts
- Concession contract’s maturity period
- Perpetuity value of the year “n” free-cash flow
- Present value of the discounted residual value at Weighted Average Cost of Capital ("WACC").

The detail of valuation process for financial assets in concession arrangements are outlined in (2)

Non-financial assets

ASSETS	Valuation technique Level 3	Significant inputs
Biological assets	Discounted cash flow	The processes used to collect data and determine the fair value of biological assets are described in (3)
Investment properties	Discounted cash flow	The processes used to collect data and determine the fair value of investment properties are described in (4)

(1.1)          Valuation of equity securities and investment funds Level 3

Investments with fair value hierarchy level 3 have significant unobservable inputs. Level 3 instruments include equity instruments and investments in real estate, the private equity funds, which are not quoted on any stock exchange. Given that observable prices are not available for these securities, Grupo Aval has used valuation techniques as discounted cash flows and comparable multiples to obtain fair value.

The following table includes a sensitivity analysis of main equity securities amounting to Ps.55,027 as of December 31, 2022 classified at FVOCI level 3.

		Favorable		Unfavorable
Methods and Variables	Variation	impact		impact
Comparable multiples / Recent transaction price
EBITDA Number of times	+/-1 x	Ps.	5,039	Ps.	(5,043)
Adjusted discounted cash flow
Growth in residual values after 5 years	+/-1%		250		(217)
	+/- 30 pb		305		(267)
Income	+/-1%		1,790		(1,680)
Discount interest rates	+/- 50 pb		1,078		(976)
		Ps.	8,462	Ps.	(8,183)

(1.2)          Valuation of equity instruments through profit or loss

The fair value of real state capital funds’ investments classified in level 3 have significant unobservable inputs. These Level 3 instruments include primarily investments in equity instruments, which are not publicly traded. In other cases, such as the Nexus Real Estate Capital Funds, the investments are valued using their unit value (Commercial appraisal). Given that observable prices are not available for these investments, Grupo Aval uses valuation techniques to obtain the fair value.

The following table includes a sensitivity analysis of main equity securities amounting Ps. 1,602,297. Includes investments in the Nexus Real Estate Capital Funds as of December 31, 2022, classified at FVTPL level 3:

	Scenario 1		Scenario 2
Sensitivity impacts	Ps.	17,951	Ps.	(29,162)
	Ps.	17,951	Ps.	(29,162)

Scenario 1
Increase variable:
Market value (square meter)	+10%
Market income	+10%
Initial capitalization rate	+50 bp
Cash flow discount rate	+50 bp

Scenario 2
Decrease variable:
Market value (square meter)	-10%
Market income	-10%
Initial capitalization rate	-50 bp
Cash flow discount rate	-50 bp

(2)          Valuation of financial assets under Gas and Energy concession arrangement rights

Promigas and subsidiaries, designated the financial assets under concession contracts at fair value, the method used to estimate it is discounted cash flows.

The assumptions and inputs used in the calculation of the financial asset estimate were:

●	The expiration date of each concession contract.
●	The proportion of the expiry period left of each of the concession contracts in force.
●	Operational cash flows (only) of the assets under concession.

The components of the calculations are the following:

●	Free cash flow generated solely by assets under concession.
●	Expiry period of the concession.
●	Amount in - perpetuity of the Free Cash Flow (FCF) of the year, estimated factoring in a growth in the residual amount between 1% and 3% each year.
●	Current amount of the residual amount Weighted Average Cost of Capital (WACC), between 8.49% and 8.70% each year.
●	Financial income: annual adjustment of financial asset balance to WACC (*).

(*) Nominal WACC calculated under the Capital Asset Pricing Model (CAPM) methodology for each entity, updated annually. The following variables were used for determining the WACC:

●	Beta unlevered USA (Oil/Gas Distribution): Damodaran. (Unlevered Beta 0.67, average 2017 - 2021)
●	Risk Free Rate, Source: Geometric Average 1998-2021 of American bonds “T-Bonds”.
●	Market Return, Source: Geometric Average 1998-2021 Damodaran “Stocks” USA.
●	Market Premium: Market Return – Risk Free Rate.
●	Country Risk Premium: Average last 5 years EMBI (Difference between 10-year Colombian sovereign bonds and 10 years “T-Bonds”). Damodaran.
●	Emerging Market: Equity Premium Emerging countries (Lambda - Damodaran)

Sensitivity analysis

The following table includes a sensitivity analysis of the assumptions used by Promigas and its subsidiaries in the calculation of fair value of unconditional transfer rights of gas pipelines to Government entities at the expiration date of the contracts. The value of the financial asset at December 31, 2022 is Ps. 3,507,231 and Ps. 3,228,480 at 2021, the sensitivity analysis shows their increase or decrease.

	December 31, 2022				December 31, 2021
Variable	+100 bps		-100 bps		+100 bps		-100 bps
WACC	Ps.	(827,154)	Ps.	1,279,273	Ps.	(788,000)	Ps.	1,232,537
Perpetuity growth rate		746,633		(518,685)		700,340		(483,643)

(*) Perpetuity growth rate in the case of concessions with renewal clauses that are highly likely to be exercised.

(3)          Biological Assets

Fair value of Grupo Aval subsidiaries “biological assets”, which correspond to agricultural activities related to biological assets (animals or plants), is estimated based on internal reports prepared by the companies who own such assets. Fair value of biological assets is determined using valuations performed by experienced internal professionals, using discounted cash flow models. Since no comparable market exist for the biological assets, given their nature, their fair value is determined using discounted cash flows models for each biological asset, based on estimated future quantities of crops, prices, harvesting costs, and maintenance and crop yields, among others, discounted using a risk-free rate adjusted by an appropriate risk premium. See note 15.

The main assumptions used for determining the fair value of the principal biological assets are as follows:

1.          Biological assets growing in rubber crops:

The price of natural rubber used to calculate the 2023-2025 cash flows was forecasted based on the average of the last 3 years of the Technically Specified Rubber (TSR20) per ton January 2020 Ps. 0.35 (US$ 1,660/Ton), in order to reflect the behavior of the commodity for an entire economic cycle. Forecasted prices are adjusted annually based on the expected US inflation rate.

2.          Biological assets growing in African palm crops:

The price of African palm oil (US$ 1,199.5 per ton) used to calculate the 2023-2024 cash flows was forecasted based on the average price of palm oil since January 2021 Ps. 0.25 (US$ 1,199.5/Ton), in order to reflect the behavior of the commodity for an entire economic cycle. Forecasted prices are adjusted annually with the expected US inflation rate.

(4)          Investment properties

Investment properties are recognized at fair value, based on a valuation made at each year-end period using, as a basis, independent appraisal expert whose report is obtained and reviewed by management. While in the countries in which we operate, the frequency of transactions in the real state sector is low compared to other more developed markets, management believes there are enough references to assess the fair value of investment properties owned by Grupo Aval and its subsidiaries based on comparable market transactions (See note 15.4).

Fire-sales are excluded from the comparable transactions used to estimate the fair-value of investment properties. Management has reviewed the main assumptions used by the independent external appraisers (such as inflation, interest rates, etc.) and believes they are consistent with market conditions at each end of period. However, management believes that the estimation of the fair value of investment properties depends on significant judgment from the independent expert appraisers, and as such, there could be a significant probability that the actual price of sale of a property differs from its fair value. (See note 5.1)

5.4          Transfers between level 1, level 2 and level 3 of the fair value hierarchy

The following table summarizes the transfer between fair value levels 1, 2 and 3 during 2022 and 2021. In general, transfers between Levels  in the investment portfolios are due, fundamentally, to changes in the liquidity levels of the securities in the markets.

December 31, 2022

	Investments in debt						Investments in debt
	securities at FVTPL						securities at FVOCI
	Transfers between:						Transfers between:
	Level 2 to 1		Level 1 to 2		Level 3 to 2		Level 2 to 1		Level 1 to 2		Level 3 to 2
Securities issued or secured by Colombian Government	Ps.	2,826	Ps.	—	Ps.	—	Ps.	1,836,591	Ps.	—	Ps.	—
Securities issued or secured by other Colombian Government entities		—		—		—		287,490		—		—
Securities issued or secured by foreign Governments		—		—		57,600		24,098		—
Securities issued or secured by other financial entities		—		—		—		—		—		6,980
Securities issued or secured by non-financial sector entities		—		—		—						3,955
Others		—		—		—		1,796		52,210		4,460
	Ps.	2,826	Ps.	—	Ps.	57,600	Ps.	2,149,975	Ps.	52,210	Ps.	15,395

December 31, 2021

	Investments in debt						Investments in debt
	securities at FVTPL						securities at FVOCI
	Transfers between:						Transfers between:
	Level 2 to 1		Level 1 to 2		Level 3 to 2		Level 2 to 1		Level 1 to 2		Level 3 to 2
Securities issued or secured by Colombian Government	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	813,196	Ps.	—
Securities issued or secured by other Colombian Government entities		—		—		—		—		193,459		—
Securities issued or secured by other financial entities		—		—		—		—		54,873		—
Others		—		—		—		16,446		—		—
	Ps.	—	Ps.	—	Ps.	—	Ps.	16,446	Ps.	1,061,528	Ps.	—

5.5          Reconciliation Level 3 of the fair value hierarchy

The reconciliation from the opening balances to the closing balances for the fair value measurements categorized within Level 3 is shows in the following table:

	Financial assets				Financial assets in
	in debt		Equity		concession		Biological		Investment
	securities		instruments		arrangements		assets		properties
January 1, 2020	Ps.	10,102	Ps.	582,299	Ps.	2,706,030	Ps.	104,857	Ps.	928,566
Changes in fair value recognised in profit or loss (3)		(1,390)		312,121		252,355		15,021		(46,924)
Changes in fair value recognised in OCI		(1,772)		6,960		—		—		9,014
Transfers to/from non-current assets held for sale		—		—		—		—		4,323
Reclassifications		—		108		—		—		11,685
Business combination		—		—		—		—		10,164
Effect of movements in exchange rates		—		—		—		—		(700)
Additions		99,094	(*)	257,457		—		21,285		37,533
Sales / redemptions		(10,685)		—		—		(18,488)		(145,105)
Discontinued operations (1)		—		(370)		—		—		—
Reclassification BAC (1) (2)		—		1,388		—		—		—
December 31, 2020	Ps.	95,349	Ps.	1,159,963	Ps.	2,958,385	Ps.	122,675	Ps.	808,556
Changes in fair value recognised in profit or loss (3)		4,222		173,954		270,095		28,546		22,775
Changes in fair value recognised in OCI		85,096		(6,431)		—		—		7,991
Transfers to/from non-current assets held for sale		—		—		—		—		22,847
Reclassifications		—		—		—		—		4,490
Effect of movements in exchange rates		—		—		—		—		2,964
Additions		—		3,553		—		27,213		77,157
Sales / redemptions		(95,846)		(15,665)		—		(23,448)		(93,845)
Discontinued operations (1)		—		3,403		—		—		—
Reclassification BAC (1) (2)		—		(47)		—		—		—
Transfers from level 2 to level 3		—		73,859		—		—		—
Transfers from level 3 to level 2		—		(35,425)		—		—		—
December 31, 2021	Ps.	88,821	Ps.	1,357,164	Ps.	3,228,480	Ps.	154,986	Ps.	852,935
Changes in fair value recognised in profit or loss (3)		(58,845)		80,408		278,751		56,859		55,930
Changes in fair value recognised in OCI		671,348		16,613		—		—		797
Transfers to/from non-current assets held for sale		—		—		—		—		31,184
Reclassifications		—		—		—		—		(4,493)
Effect of movements in exchange rates		—		—		—		—		2,282
Additions		227,854		918,046		—		28,368		70,081
Sales / redemptions		(783,552)		(13,062)		—		(27,583)		(127,753)
Discontinued operations (1)		—		1		—		—		—
Loss of control in subsidiary (1)		(71,248)		(56,599)		—		—		—
Transfers from level 3 to level 2		(72,995)		(291)		—		—		—
December 31, 2022	Ps.	1,383	Ps.	2,302,280	Ps.	3,507,231	Ps.	212,630	Ps.	880,963

(*)      For the 12 months ended as of December 31, 2020 this addition of Ps.257,457 corresponds to: the initial value of the Private Equity Fund Nexus Inmobiliario del Banco de Occidente and Fiduciaria de Occidente for Ps.250,768 and Ps.6,689 refers to new investments in instruments of equity held for trading (shares) of Multibank.

(1)      See note 1.1 “Discontinued operations of BAC Holding”

(2)      Correspond to reclassification for comparability of the movements of BAC Holding consider the deconsolidation of this entity during year 2022.

(3)      Included in a) securities in “Net trading income” line; b) financial assets in concession arrangements in “Net income from other financial instruments mandatorily at fair value through profit or loss” line; and c) Biological assets and Investment properties in “Income from sales of goods and services” line.

5.6          Fair Value of Financial Assets and Liabilities recognized at Amortized Cost

The following table shows a summary of financial assets and liabilities accounted at amortized cost and valued at fair value as of December 31, 2022 and 2021, only for disclosure purposes.

	December 31, 2022				December 31, 2021
	Carrying		Fair Value		Carrying		Fair Value
	Amount		Estimate		Amount		Estimate
Assets
Investments in debt securities at amortized cost (1)	Ps.	9,771,492	Ps.	9,744,533	Ps.	5,775,070	Ps.	5,711,378
Net credit portfolio at amortized cost (2)		179,115,847		180,119,474		220,297,825		222,142,713
Total financial assets	Ps.	188,887,339	Ps.	189,864,007	Ps.	226,072,895	Ps.	227,854,091

Liabilities
Customer deposits (3)	Ps.	173,341,149	Ps.	173,929,783	Ps.	234,470,422	Ps.	235,505,912
Financial obligations (4)		72,116,775		68,429,431		73,282,326		72,891,434
Total financial liabilities	Ps.	245,457,924	Ps.	242,359,214	Ps.	307,752,748	Ps.	308,397,346

(1) Financial assets at amortized cost

Fair value of fixed income investments at amortized cost was determined using the dirty price given by the price supplier, securities in an active market and with a market price for the day of the valuation are classified as level 1; securities with no active market and/or with an estimated price (present value of the flows of a security, discounted with the reference rate and the corresponding margin) given by the supplier are classified as level 2 and level 3.

(2) Credit portfolio at amortized cost

For credit portfolio at amortized cost, the fair value was determined using discounted cash flows models at zero coupon bond, taking into account the credit risk and its maturity; the process of valuation is deemed as level 3.

Accounts receivable and payable are classified as short-term assets and liabilities; in consequence, their fair value is similar to their book value.

(3) Customer deposits

The fair value of demand deposits is equal to their carrying value. For fixed-term deposits with maturities of less than 180 days, their fair value is deemed equal to their carrying value. For fixed-term deposits with maturities of more than 180 days, their fair value was estimated using the carrying discounted cash flow models and the interest rates offered by banks in accordance with their maturity. This is considered as a level 2 valuation.

(4) Financial obligations

For financial liabilities and other short-term liabilities, the carrying value was considered to be similar to its fair value. The fair value of long-term financial liabilities was determined using the discounted cash flow model at interest rates free of risk adjusted by risk premiums of each entity. The fair value of outstanding bonds is determined according to quoted prices or estimated prices supplied by the price vendor. It is considered that this is a level 2 valuation.